Loans At Amortized Cost(Table)	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables Abstract [Abstract]
Schedule Of Details Of Loans Table Text Block [Text Block]

Details of loans as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Loans at amortized cost	￦	321,058,158	￦	341,363,805
Deferred loan origination fees and costs		753,126		728,270
Less: Allowances for loan losses		(2,609,681)		(2,408,016)

Carrying amount	￦	319,201,603	￦	339,684,059

Schedule Of Details Of Loans For Other Banks Table Text Block [Text Block]

Details of loans for other banks as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Loans at amortized cost	￦	3,484,210	￦	4,011,246
Less: Allowances for loan losses		(620)		(432)

Carrying amount	￦	3,483,590	￦	4,010,814

Schedule Of Details Of Loan Types And Customer Types Of Loans Other Than Banks Table Text Block [Text Block]

Details of loan types and customer types of loans to customers, other than banks, as of December 31, 2018 and 2019, are as follows:

	2018
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	152,523,852	￦	124,334,950	￦	—	￦	276,858,802
Loans in foreign currencies		259,015		4,711,234		—		4,970,249
Domestic import usance bills		—		2,817,174		—		2,817,174
Off-shore funding loans		—		844,954		—		844,954
Call loans		—		1,473,397		—		1,473,397
Bills bought in Korean won		—		3,057		—		3,057
Bills bought in foreign currencies		—		3,427,368		—		3,427,368
Guarantee payments under payment guarantee		46		4,104		—		4,150
Credit card receivables in Korean won		—		—		17,346,224		17,346,224
Credit card receivables in foreign currencies		—		—		7,834		7,834
Reverse repurchase agreements		—		3,341,700		—		3,341,700
Privately placed bonds		—		823,178		—		823,178
Factored receivables		446		5,939		—		6,385
Lease receivables		1,712,597		81,985		—		1,794,582
Loans for installment credit		4,582,913		25,107		—		4,608,020

Sub-total		159,078,869		141,894,147		17,354,058		318,327,074

Proportion (%)		49.97		44.57		5.46		100.00
Less: Allowances		(642,897)		(1,255,223)		(710,941)		(2,609,061)

Total	￦	158,435,972	￦	140,638,924	￦	16,643,117	￦	315,718,013

	2019
	Retail		Corporate		Credit card		Total
	(In millions of Korean won)
Loans in Korean won	￦	159,232,495	￦	130,383,260	￦	—	￦	289,615,755
Loans in foreign currencies		433,399		8,125,029		—		8,558,428
Domestic import usance bills		—		2,617,862		—		2,617,862
Off-shore funding loans		—		1,387,798		—		1,387,798
Call loans		—		610,001		—		610,001
Bills bought in Korean won		—		2,843		—		2,843
Bills bought in foreign currencies		—		2,158,877		—		2,158,877
Guarantee payments under payment guarantee		36		3,312		—		3,348
Credit card receivables in Korean won		—		—		18,642,111		18,642,111
Credit card receivables in foreign currencies		—		—		6,299		6,299
Reverse repurchase agreements		—		6,149,458		—		6,149,458
Privately placed bonds		—		971,414		—		971,414
Factored receivables		117		167		—		284
Lease receivables		1,385,617		194,576		—		1,580,193
Loans for installment credit		5,737,458		38,700		—		5,776,158

Sub-total		166,789,122		152,643,297		18,648,410		338,080,829

Proportion (%)		49.33		45.15		5.52		100
Less: Allowances		(711,322)		(956,554)		(739,708)		(2,407,584)

Total	￦	166,077,800	￦	151,686,743	￦	17,908,702	￦	335,673,245

Schedule Of Changes In Deffered Loan Origination Fees And Costs Table Text Block [Text Block]

The changes in deferred loan origination fees and costs for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Beginning		Increase		Decrease		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	632,680	￦	417,719	￦	(386,162)	￦	—	￦	664,237
Other origination costs		126,265		77,464		(83,950)		1		119,780

Sub-total		758,945		495,183		(470,112)		1		784,017

Deferred loan origination fees
Loans in Korean won		11,561		6,832		(9,338)		—		9,055
Other origination fees		27,568		9,927		(15,660)		1		21,836

Sub-total		39,129		16,759		(24,998)		1		30,891

Total	￦	719,816	￦	478,424	￦	(445,114)	￦	—	￦	753,126

	2019
	Beginning		Increase		Decrease		Others		Ending
	(In millions of Korean won)
Deferred loan origination costs
Loans in Korean won	￦	664,237	￦	387,420	￦	(406,352)	￦	—	￦	645,305
Other origination costs		119,780		56,030		(79,432)		—		96,378

Sub-total		784,017		443,450		(485,784)		—		741,683

Deferred loan origination fees
Loans in Korean won		9,055		7,238		(7,693)		—		8,600
Other origination fees		21,836		3,415		(20,439)		1		4,813

Sub-total		30,891		10,653		(28,132)		1		13,413

Total	￦	753,126	￦	432,797	￦	(457,652)	￦	(1)	￦	728,270